Document and Entity Information Document	May 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	May 12, 2022
Document Period End Date	May 12, 2022
Amendment Flag	false
Entity Registrant Name	Leatt Corp.
Entity Address, Address Line One	12 Kiepersol Drive, Atlas Gardens, Contermanskloof Road
Entity Address, City or Town	Durbanville
Entity Address, Country	ZA
Entity Address, Postal Zip Code	7550
Entity Incorporation, State Country Name	NV
City Area Code	21
Region code of country	+27
Local Phone Number	557-7257
Entity File Number	000-54693
Entity Central Index Key	0001456189
Entity Emerging Growth Company	true
Entity Tax Identification Number	20-2819367
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false